Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments owned, at fair value, securities pledged	$ 4,605,155	$ 2,121,783
Class A common stock Shares authorized	500,000	500,000
Class A common stock, Shares issued	274,821	166,361
Class A common stock, Shares outstanding	202,056	96,645
Treasury stock, shares	72,765	69,717
Series A Convertible Preferred Stock [Member]
Series A convertible preferred stock, Shares issued	400
Series A convertible preferred stock, Shares outstanding	243